Income Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Increase in net valuation allowance	$ 22,300	$ 24,300
Net deferred tax assets and liabilities	$ 0	$ 0